LEASE	12 Months Ended
Dec. 31, 2023
Lease
LEASE

9. Lease

The Group has entered into various non-cancellable operating lease agreements for certain offices. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

The balances for the operating and finance leases where the Group is the lessee are presented as follows within the consolidated balance sheet:

	For the year ended December 31,
Operating leases:	2022	2023
Assets：	RMB	RMB	US$
Right-of-use assets - operating lease	16,342	13,992	1,971
Liability：
Current portion of operating lease liabilities	10,162	10,300	1,451
Non-current operating lease liabilities	6,448	2,164	305
Total operating lease liabilities	16,610	12,464	1,756

The components of lease expenses were as follows:

	For the year ended December 31,
	2022	2023
Lease Cost	RMB	RMB	US$
Amortization of right-of-use assets	24,158	14,437	2,033
Interest of operating lease liabilities	1,414	3,210	414
Expenses for short-term leases within 12 months and other non-lease component	2,315	2,022	226
Total lease cost	27,887	19,669	2,673

As of December 31, 2022 and 2023, the weighted average remaining lease term was 1.74 and 1.28 years and weighted average discount rate was 5.28% and 5.49% for the Company’s operating leases.

For the year ended December 31, 2021, 2022 and 2023, the Company recognized lease expense of RMB23,738, RMB26,954 and RMB19,669, respectively, under ASC 840.

Supplemental cash flow information related to leases where we are the lessee is as follows:

	For the year ended December 31,
	2022	2023
	RMB	RMB	US$
Cash payments for operating leases	27,575	20,582	2,899
ROU assets obtained in exchange for operating lease liabilities	7,455	7,825	1,102

As of Dec 31, 2023, the maturities of our operating are as follows:

	Operating Lease
Year ending December 31.	RMB	US$
2024	11,255	1,585
2025	2,320	327
Total future lease payments	13,575	1,912
Less: Imputed interest	1,111	156
Total lease liability balance	12,464	1,756

As of Dec 31, 2022, the maturities of our operating are as follows:

	Operating Lease
Year ending December 31.	RMB	US$
2023	13,260	1,923
2024	6,031	874
2025	941	136
Total future lease payments	20,232	2,933
Less: Imputed interest	2,895	420
Total lease liability balance	17,337	2,513